Insurance (Summary of Components of Insurance Service Result) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure Of Amounts Arising From Insurance Contracts [Table]
Insurance revenue	$ 1,676	$ 1,542
Insurance service expenses	1,366	1,164
Insurance service result before reinsurance contracts held	310	378
Net (income or) expense from reinsurance contracts held	(12)	45
Insurance service result	$ 322	$ 333